REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue	Revenue

For the years ended December 31	2022	2021
Gold sales
Spot market sales	$9,597	$10,491
Concentrate sales	326	246
Provisional pricing adjustments	(3)	1
	$9,920	$10,738
Copper sales
Copper concentrate sales	$906	$915
Provisional pricing adjustments	(38)	47
	$868	$962
Other sales[1]	$225	$285
Total	$11,013	$11,985
[1]Revenues from the sale of by-products from our gold and copper mines.

For the year ended December 31, 2022, the Company has four customers that individually account for more than 10% of the Company’s total revenue. These customers represent approximately 23%, 14%, 11% and 11% of total revenue. However, because gold can be sold through numerous gold market traders worldwide (including a large number of financial institutions), the Company is not economically dependent on a limited number of customers for the sale of its product.

Principal Products
All of our gold mining operations produce gold in doré form, except Phoenix, Bulyanhulu and Porgera (until it was placed on care and maintenance in April 2020), which produce both gold doré and gold concentrate. Gold doré is unrefined gold bullion bars usually consisting of 90% gold that is refined to pure gold bullion prior to sale to our customers. Concentrate is a semi-processed product containing the valuable metal minerals from which most of the waste mineral has been eliminated. Our Lumwana mine produces a concentrate that primarily contains copper. Our Phoenix mine produces a concentrate that contains both gold and copper. Incidental revenues from the sale of by-products, primarily copper, silver and energy at our gold mines, are classified within other sales.

Provisional Copper and Gold Sales
We have provisionally priced sales for which price finalization, referenced to the relevant copper and gold index, is outstanding at the balance sheet date. Our exposure at December 31, 2022 to the impact of future movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2022	2021	2022	2021
Copper pounds	60	45	$23	$20
Gold ounces	42	41	8	8

At December 31, 2022, our provisionally priced copper sales subject to final settlement were recorded at an average price of $3.80/lb (2021: $4.34/lb). At December 31, 2022, our provisionally priced gold sales subject to final settlement were recorded at an average price of $1,824/oz (2021: $1,819/oz). The sensitivities in the above tables have been determined as the impact of a 10% change in commodity prices at each reporting date, while holding all other variables, including foreign currency exchange rates, constant.